EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The components of basic and diluted EPS were as follows:

(In millions, except per share amounts)

Year Ended June 30,	2026	2025	2024

Net income available for common shareholders (A)	$133,749	$101,832	$88,136

Weighted average outstanding shares of common stock (B)	7,429	7,433	7,431
Dilutive effect of stock-based awards	24	32	38

Common stock and common stock equivalents (C)	7,453	7,465	7,469

Earnings Per Share

Basic (A/B)	$18.00	$13.70	$11.86
Diluted (A/C)	$17.95	$13.64	$11.80